RELATED PARTIES	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Disclosure of related party [text block]

26) RELATED PARTIES

The following table shows the breakdown of the total remuneration paid to the Atento Group’s key management personnel in 2018, 2019 and 2020:

	Thousands of U.S. dollars
	2018	2019	2020
Salaries and variable remuneration	10,703	11,104	6,137
Salaries	9,524	5,828	2,359
Share-based compensation	-	4,173	2,493
Variable remuneration	1,179	1,103	1,285
Payment in kind	1,116	793	289
Medical insurance	206	177	77
Life insurance premiums	44	86	64
Other	866	530	148
Total	11,819	11,897	6,426